GMO Benchmark-Free Fund Annual Fund Operating Expenses - GMO Benchmark-Free Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Component1 Other Expenses	0.25%
Component3 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.34%	[2]
Acquired Fund Fees and Expenses	0.42%	[3]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	0.70%

[1]	Includes both management fee and shareholder service fee. For additional information about the shareholder service fee applicable to Class III of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.”
[2]	The amount includes interest expense and borrowing costs for investments sold short, and dividend expenses incurred by the Fund as a result of short sales. “Other expenses” (before addition of interest expense and borrowing costs for investments sold short, and dividend expenses on short sales), interest expense and borrowing costs for investments sold short, and dividend expenses on short sales were approximately 0.09%, 0.07% and 0.18%, respectively. "Dividend and interest expense on short sales" reflects interest expense and dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).
[3]	Consists of approximately 0.39% in underlying fund fees and expenses, less than 0.01% in interest expense, and borrowing costs for investments sold short incurred by underlying funds, 0.01% in dividend expenses on short sales incurred by underlying funds, and 0.02% in purchase premiums and redemption fees paid to underlying funds.
[4]	GMO has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and the Fund’s direct non-emerging market custody expenses. This reimbursement will continue through at least June 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.